CONTINGENCIES AND COMMITMENTS	9 Months Ended
May 31, 2022
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

9. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $163 to February 2024.

From period end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$94	$69	$-	$-	$163
Environmental Bonds	38	77	67	-	182
Totals	$132	$146	$67	$-	$345

Africa Wide Legal Action - Dismissed

On November 23, 2017, definitive agreements were concluded to dispose of the share interests in Maseve Investments 11 (Pty) Ltd. ("Maseve") to Royal Bafokeng Platinum Limited ("RBPlat") in a transaction valued at approximately US $74.0 million (the "Maseve Sale Transaction"). Maseve owned and operated the Maseve Mine. The Maseve Sale Transaction occurred as a scheme of arrangement (the "Scheme") by way of two interdependent stages in accordance with section 115 of the South Africa Companies Act (the "Companies Act"). Under the Scheme, Africa Wide was required to simultaneously dispose of its 17.1% interest together with the Company's 82.9% interest in Maseve. Stage one, being the sale of certain of Maseve's assets for approximately US $58 million in cash, was completed on April 5, 2018. Stage two, being the sale of 100% of Maseve's issued shares to RBPlat in exchange for RBPlat common shares, was completed on April 26, 2018.

In September 2018, the Company received a summons whereby by Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") instituted legal proceedings in South Africa against PTM RSA, RBPlats and Maseve seeking to set aside the Maseve Sale Transaction. Various statements and discovery documents were filed during calendar 2021 and a trial to hear evidence occurred in the High Court of South Africa October 4 to October 8, 2021. Final legal arguments were heard by the High Court on March 1 and 2, 2022.

On June 14, 2022, the High Court of South Africa delivered judgement dismissing the challenge brought by Africa Wide and ordered Africa Wide to make payment of the defendants' costs, (this amount has not been accrued due to uncertainty of amount). In its ruling, the High Court found that Africa Wide had firstly failed to make its case on the evidence and secondly that, having failed to challenge the Scheme under the Companies Act, Africa Wide's case was statutorily barred. Africa Wide has filed an application for leave to appeal the judgment of the High Court and the Company intends to oppose the application.